Condensed consolidated statements of financial position (unaudited) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Current assets:
Cash and cash equivalents	$ 6,902	$ 11,081
Trade and other receivables	1,402	839
Inventory	721	0
Prepaid expenses	1,264	1,887
Total current assets	10,289	13,807
Non-current assets:
Investment in joint venture accounted for using the equity method	709	1,065
Loans and advances to related parties	672	456
Property, plant and equipment	92	62
Right-of-use-assets	444	379
Intangible assets	46	0
Total non-current assets	1,963	1,963
Total assets	12,252	15,770
Current liabilities:
Borrowings and other financial liabilities	0	0
Derivative financial instruments	0	0
Trade and other payables	5,785	5,157
Lease liabilities	100	134
Warrants liability	2,079	3,670
Deferred consideration payable	905	959
Provisions	379	314
Total current liabilities	9,248	10,235
Non-current liabilities:
Lease liabilities	408	299
Borrowings and other financial liabilities	6,397	12,821
Provisions	155	156
Derivative financial instruments	51	561
Total non-current liabilities	7,011	13,837
Total liabilities	16,260	24,072
Equity:
Issued capital	307,737	297,618
Share-based payment reserve	23,937	24,294
Foreign currency translation reserve	3,067	2,883
Accumulated losses	(338,749)	(333,094)
Total equity / (deficit)	(4,008)	(8,300)
Total liabilities and equity	$ 12,252	$ 15,772